SEGMENT INFORMATION (Schedule of Interest Income and Interest Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Interest income earned	$ 736	$ 808	$ 877
Non-cash financial income	1,388	2,390	2,270
Inter-segment interest income
Total	2,124	3,198	3,147
Interest Expense
Interest on licence fee		40	66
Interest on finance leases	39	42	55
Cash interest on exchangeable notes	(4,352)	4,600	4,600
Non-cash interest on exchangeable notes (Note 24)	689	723	718
Inter-segment interest expense
Total	5,080	5,405	5,439
Americas [Member]
Interest Income
Interest income earned	32	44	21
Non-cash financial income
Inter-segment interest income
Total	32	44	21
Interest Expense
Interest on licence fee
Interest on finance leases	7
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 24)
Inter-segment interest expense	4,853	4,853	4,853
Total	4,860	4,853	4,853
Ireland [Member]
Interest Income
Interest income earned	704	764	856
Non-cash financial income	1,388	2,390	2,270
Inter-segment interest income
Total	2,092	3,154	3,126
Interest Expense
Interest on licence fee		40	66
Interest on finance leases	32	42	55
Cash interest on exchangeable notes	4,352	4,600	4,600
Non-cash interest on exchangeable notes (Note 24)	689	723	718
Inter-segment interest expense
Total	5,073	5,405	5,439
Eliminations [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	(4,853)	(4,853)	(4,853)
Total	(4,853)	(4,853)	(4,853)
Interest Expense
Interest on licence fee
Interest on finance leases
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 24)
Inter-segment interest expense	(4,853)	(4,853)	(4,853)
Total	(4,853)	(4,853)	(4,853)
Other Countries [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	4,853	4,853	4,853
Total	4,853	4,853	4,853
Interest Expense
Interest on licence fee
Interest on finance leases
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 24)
Inter-segment interest expense
Total